Note 17 - Stock-based Compensation - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shares issuable under options (in shares)	1,897,425	1,753,275
Shares issuable under options, Weighted average exercise price (in dollars per share)	$ 45.08	$ 36.03
Granted, Number of options (in shares)	960,000	470,000
Granted, Weighted average exercise price (in dollars per share)	$ 70.99	$ 67.32
Exercised, Number of options (in shares)	(632,075)	(278,975)
Exercised, Weighted average exercise price (in dollars per share)	$ 34.71	$ 26.60
Forfeited, Number of options (in shares)	(223,750)	(46,875)
Forfeited, Weighted average exercise price (in dollars per share)	$ 61.41	$ 39.66
Shares issuable under options (in shares)	2,001,600	1,897,425
Shares issuable under options, Weighted average exercise price (in dollars per share)	$ 58.96	$ 45.08
Shares issuable under options - End of year, Weighted average remaining contractual life (Year)	3 years 73 days
Shares issuable under options - End of year, Aggregate intrinsic value	$ 38,054
Options exercisable - End of year, Number of options (in shares)	645,975
Options exercisable - End of year, Weighted average exercise price (in dollars per share)	$ 47.48
Options exercisable - End of year, Weighted average remaining contractual life (Year)	2 years
Options exercisable - End of year, Aggregate intrinsic value	$ 19,695